Trade and other receivables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

	December 31, 2021	December 31, 2020
Trade accounts receivable	$19,423	$29,252
Other receivables	6,586	5,269
Contract assets	20,386	22,274
	$46,395	$56,795

Contract assets

Contract assets primarily relate to the Corporation's rights to consideration for work completed but not billed as at December 31, 2021 for engineering services and technology transfer services.

Contract assets	December 31, 2021
At January 1, 2021	$22,274
Additions to contract assets	27,282
Invoiced during the year	(29,170)
At December 31, 2021	$20,386

Information about the Corporation's exposure to credit and market risks, and impairment losses for trade receivables and contract assets is included in note 31.